Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,000,184)	$ (1,048,433)	$ (1,924,750)	$ (2,795,806)
Accumulated deficit	(99,021,300)		(99,021,300)		$ (97,096,550)
Working capital deficiency	$ (6,741,063)		$ (6,741,063)		$ (8,221,657)